Commitments and Contingencies - Future Minimum Lease Payments Under Finance Lease Together With Present Value of Net Minimum Lease Payments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 CNY (¥)
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments	¥ 79		$ 12		¥ 113
Present value of payments	79		12		108
Less: Amount representing finance charges		[1]		[1]	(5)
One Year or Less [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments	33		5		43
Present value of payments	33		5		38
After one year but not more than five years [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Minimum lease payments	46		7		70
Present value of payments	¥ 46		$ 7		¥ 70

[1]	Less than RMB 1 (US$1)